Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net (loss) income per share of common stock - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Class A [Member]
Numerator:
Allocation of net (loss) income	$ (69,920)	$ 820,102		$ 3,747,387	$ (347,231)
Denominator:
Basic and diluted weighted average shares outstanding	10,855,753	17,250,000		15,118,584	16,615,809
Basic and diluted net (loss) income per share of common stock	$ (0.01)	$ 0.05		$ 0.25	$ (0.02)	$ (0.02)
Class B [Member]
Numerator:
Allocation of net (loss) income	$ (27,776)	$ 205,026		$ 1,068,923	$ (86,808)
Denominator:
Basic and diluted weighted average shares outstanding	4,312,500	4,312,500		4,312,500	4,291,820
Basic and diluted net (loss) income per share of common stock	$ (0.01)	$ 0.05	$ 0	$ 0.25	$ (0.02)	$ (0.02)